BASIS OF PRESENTATION (Policies) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
BASIS OF PRESENTATION [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

There are no recent accounting pronouncements that are applicable to us and adoption of which could potentially have a material impact on our consolidated financial statements.

Recent Accounting Pronouncements

Accounting pronouncements that are applicable to us and could potentially have a material impact on our financial statements are discussed below.
In May 2011, the Financial Accounting Standards Board (FASB) amended guidance on fair value measurement and expanded the required disclosures related to fair value. The amendments, among other things, clarify that the highest and best use concept applies only to nonfinancial assets and addresses the appropriate premiums and discounts to consider in fair value measurement. We adopted the guidance prospectively, effective January 1, 2012. Adoption did not have a significant impact on our financial position or results of operations.

In September 2011, the FASB amended guidance on goodwill impairment testing. The amendments permit us to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Previous guidance required us to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments, we are not required to calculate the fair value of a reporting unit unless we determine that it is more likely than not that its fair value is less than its carrying amount. We adopted the amendments effective for annual and interim goodwill impairment tests (if required) performed after January 1, 2012. Adoption had no impact on our financial position or results of operations.